FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Apr. 10, 2015	Dec. 31, 2014	Apr. 30, 2014	Jun. 21, 2012
Fair Value of Financial Instruments
Restricted cash and cash equivalents	$ 16,638		$ 19,984
Revolving credit facility
Fair Value of Financial Instruments
Revolving credit facility	(75,000)		(488,000)
Unamortized debt issuance costs	(3,015)		(3,617)
Maximum borrowing capacity	600,000		600,000	$ 600,000	$ 500,000
Carrying Amount
Fair Value of Financial Instruments
Cash and cash equivalents	93,088		80,493
Restricted cash and cash equivalents	16,638		19,984
Financing receivable	16,133		15,896
Vacation ownership mortgages receivable	32,238		36,502
Investments in marketable securities	11,392		11,368
Revolving credit facility	(71,985)		(484,383)
Senior notes	(343,715)
Fair Value
Fair Value of Financial Instruments
Cash and cash equivalents	93,088		80,493
Restricted cash and cash equivalents	16,638		19,984
Financing receivable	16,133		15,896
Vacation ownership mortgages receivable	33,573		37,624
Investments in marketable securities	11,392		11,368
Revolving credit facility	(75,000)		$ (488,000)
Senior notes	(348,250)
5.625% Senior Notes
Fair Value of Financial Instruments
Senior notes	(350,000)	$ (350,000)
Unamortized debt issuance costs	$ (6,285)